Annual Fund Operating Expenses	Sep. 30, 2022
Eaton Vance California Municipal Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.71%
Eaton Vance California Municipal Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.46%
Eaton Vance California Municipal Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.46%
Eaton Vance Massachusetts Municipal Income Fund
Operating Expenses:
 Interest Expense	0.02%
 Expenses other than Interest Expense	0.14%
Eaton Vance Massachusetts Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.70%
Eaton Vance Massachusetts Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.45%
Eaton Vance Massachusetts Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.50%
Eaton Vance National Municipal Income Fund
Operating Expenses:
 Interest Expense	0.03%
 Expenses other than Interest Expense	0.09%
Eaton Vance National Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.67%
Eaton Vance National Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.30%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.42%
Eaton Vance National Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.42%
Eaton Vance New York Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.68%
Eaton Vance New York Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.43%
Eaton Vance New York Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.48%
Eaton Vance Ohio Municipal Income Fund
Operating Expenses:
 Interest Expense	0.05%
 Expenses other than Interest Expense	0.14%
Eaton Vance Ohio Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.75%
Eaton Vance Ohio Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.50%
Eaton Vance Ohio Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.55%